Consolidated statement of comprehensive income - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Profit after tax for the period		$ 4,536	$ 5,890
Items that will not be reclassified to the income statement:
Remeasurement gains on pension and post-retirement healthcare plans		62	115
Changes in the fair value of equity investments held at fair value through other comprehensive income (FVOCI)		14	(14)
Tax relating to these components of other comprehensive income		(14)	(30)
Share of other comprehensive gains of equity accounted units, net of tax		1	4
Items that will not be reclassified to profit or loss		63	75
Items that have been/may be subsequently reclassified to the income statement:
Currency translation adjustment	[1]	2,068	(1,085)
Fair value movements:
– Cash flow hedge gains		73	0
– Cash flow hedge (gains)/losses transferred to the income statement		(115)	7
Net change in costs of hedging reserve		2	2
Tax relating to these components of other comprehensive income		12	(2)
Share of other comprehensive income/(loss) of equity accounted units, net of tax		32	(21)
Items that will be reclassified to profit or loss		2,072	(1,099)
Total other comprehensive income/(loss) for the period, net of tax		2,135	(1,024)
Total comprehensive income for the period	[2]	6,671	4,866
– attributable to owners of Rio Tinto		6,543	4,846
– attributable to non-controlling interests		$ 128	$ 20

[1]	Excludes a currency translation gain of US$153 million (2024: charge of US$99 million) arising on Rio Tinto Limited’s share capital for the period ended 30 June 2025, which is recognised in the consolidated statement of changes in equity. Refer to the consolidated statement of changes in equity on page 31.
[2]	Refer to the Consolidated statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.